Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the thirty-nine weeks ended October 31, 2015, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at January 31, 2015	6,010,475	$6.66
Granted	1,353,500	13.47
Forfeited	(43,550)	6.81
Exercised	(54,300)	6.57

Outstanding at October 31, 2015	7,266,125	7.93	7.6

Exercisable at October 31, 2015	3,144,525	6.54	7.0

A summary of the Company’s stock option activity and related information follows for the fiscal years ended January 31, 2015 and February 1, 2014 (in thousands, except share and per share amounts):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at January 2, 2013	5,152,575	$8.70
Granted	379,500	8.70
Forfeited	(253,000)	8.70

Outstanding at February 1, 2014	5,279,075	8.70
Granted	920,000	9.17
Forfeited	(188,600)	7.88

Outstanding at January 31, 2015	6,010,475	7.68	7.9	$23,691

Exercisable at January 31, 2015	2,010,890	7.50	7.7	$8,291

Summary of Weighted Average Assumptions

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

	Thirty-nine weeks ended
	October 31, 2015	November 1, 2014
Risk-free interest rate	1.99%	2.08%
Expected dividend yield	—	—
Expected term (years)	6.4 years	6.5 years
Expected volatility	31.67%	32.50%

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Risk-free interest rate	2.22%	1.54%
Expected dividend yield	—	—
Expected term (years)	6.5 years	6.5 years
Expected volatility	34.80%	36.35%